Schedule of details borrowings (Details)	6 Months Ended
Dec. 31, 2025 SGD ($)
Term loan #1 [member]
IfrsStatementLineItems [Line Items]
Term loan facility amount	$ 3,000,000
Borrowings interest rate	4.00%
Borrowing maturity date	November 2028
Term loan thirteen [member]
IfrsStatementLineItems [Line Items]
Term loan facility amount	$ 3,000,000
Borrowings interest rate	9.00%
Borrowing maturity date	November 2028